Financial Instruments - Schedule of Financial Assets and Liabilities Recorded in the Financial Statements (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial assets
Financial assets	$ 5,000,000
Total assets recognised at fair value	5,000,000
Financial liabilities
Warrants liability	45,907,114
Financial liabilities
Total liabilities recognised at fair value	45,907,114
Level 1 [Member]
Financial assets
Financial assets
Total assets recognised at fair value
Financial liabilities
Warrants liability	2,340,413
Financial liabilities
Total liabilities recognised at fair value	2,340,413
Level 2 [Member]
Financial assets
Financial assets
Total assets recognised at fair value
Financial liabilities
Warrants liability	43,566,701
Financial liabilities
Total liabilities recognised at fair value	43,566,701
Level 3 [Member]
Financial assets
Financial assets	5,000,000
Total assets recognised at fair value	5,000,000
Financial liabilities
Warrants liability
Financial liabilities
Total liabilities recognised at fair value